Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2019
Other Liabilities Disclosure [Abstract]
Schedule of Other Current Liabilities
a.	Other current liabilities:

	March 31,
	2019	2018
Returns reserve	$63,818	$70,865
Medicaid and indirect rebates	31,947	36,638
Employees and payroll accruals	21,057	19,123
Accrued income taxes	16,950	20,619
Accrued expenses	16,308	17,952
Deferred revenue	9,439	223
Suppliers of property, plant and equipment	4,654	2,281
Derivative instruments	3,769	591
Legal and audit fees	2,253	2,723
Settlements and loss contingencies	1,841	1,736
Due to customers	1,550	4,330
Royalties	863	1,707
Other	7,312	11,271
	$181,761	$190,059

Schedule of Other Long-Term Liabilities
b.	Other long-term liabilities:

	March 31,
	2019	2018
Deferred revenue	$1,572	$1,858
Accrued severance pay	1,345	1,672
Other	1,481	297
	$4,398	$3,827